Summary of Significant Accounting Policies - Stock-Based Compensation (Details) - Gelesis	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock-Based Compensation
Expected term (in years)	5 years 9 months 18 days	5 years 9 months 18 days
Expected dividend yield	0.00%	0.00%